Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2011
Commitments and Contingencies (Tables) [Abstract]
Provision for contingencies and the related judicial deposits

The provision for contingencies and the related judicial deposits are composed as follows:

	March 31, 2011 ( unaudited )		December 31, 2010
	Provision for	Judicial	Provision for	Judicial
	contingencies	deposits	contingencies	deposits
Labor and social security claims	790	931	748	874
Civil claims	488	425	510	410
Tax — related actions	785	452	746	442
Others	39	6	39	5

	2,102	1,814	2,043	1,731

Changes in the provisions for asset retirement obligations

The changes in the provisions for asset retirement obligations are as follows:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Beginning of period	1,368	1,230	1,116
Accretion expense	41	34	27
Liabilities settled in the current period	(10)	(33)	(8)
Revisions in estimated cash flows (*)	(63)	110	(2)
Cumulative translation adjustment	32	27	(4)

End of period	1,368	1,368	1,129

Current liabilities	71	75	79
Non-current liabilities	1,297	1,293	1,050

Total	1,368	1,368	1,129